Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard International Explorer Fund - Investor Shares | Vanguard International Explorer Fund
Expense Example, No Redemption:
1 YEAR	$ 43
3 YEAR	135
5 YEAR	235
10 YEAR	530
Vanguard Mid-Cap Growth Fund - Investor Shares | Vanguard Mid-Cap Growth Fund
Expense Example, No Redemption:
1 YEAR	54
3 YEAR	170
5 YEAR	296
10 YEAR	665
Vanguard High Dividend Yield Index Fund - Investor Shares | Vanguard High Dividend Yield Index Fund
Expense Example, No Redemption:
1 YEAR	26
3 YEAR	80
5 YEAR	141
10 YEAR	318
Vanguard High Dividend Yield Index Fund - ETF Shares | Vanguard High Dividend Yield Index Fund
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard Selected Value Fund - Investor Shares | Vanguard Selected Value Fund
Expense Example, No Redemption:
1 YEAR	46
3 YEAR	144
5 YEAR	252
10 YEAR	$ 567